NATURE OF BUSINESS AND BASIS OF PRESENTATION AND LIQUIDITY (Details Narrative) - USD ($)	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Accounting Policies [Abstract]
Accumulated Deficit	$ 35,082,350	$ 31,357,511	$ 26,755,665